Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Property Plant And Equipment [Abstract]
Components of Company's Property and Equipment

Property and equipment consisted of the following (in thousands):

	September 30, 2013	December 31, 2012	Estimated Useful Lives
Vehicles	$9,298	$10,038	3 – 5 years
Computer equipment and software	6,420	4,797	3 – 5 years
Leasehold improvements	13,080	7,599	2 – 15 years
Office furniture, fixtures and equipment	4,513	1,924	7 years
Warehouse equipment	1,726	3,066	7 years
Buildings	702	702	39 years
Construction in process	294	3,245

	36,033	31,371

Accumulated depreciation and amortization	(6,797)	(1,165)

Net property and equipment	$29,236	$30,206

Property and equipment consisted of the following (in thousands):

	Successor	Predecessor
	December 31, 2012	December 31, 2011	Estimated Useful Lives
Vehicles	$10,038	$10,791	3 – 5 years
Computer equipment and software	4,797	10,607	3 – 5 years
Leasehold improvements	7,599	8,371	3 – 15 years
Office furniture, fixtures and equipment	1,924	5,309	7 years
Warehouse equipment	3,066	2,126	7 years
Buildings	702	968	39 years
Construction in process	3,245	682

	31,371	38,854
Accumulated depreciation	(1,165)	(12,414)

Net ending balance	$30,206	$26,440